Premises and Equipment (Details 1) $ in Thousands	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Abstract]
2017	$ 442
2018	433
2019	433
2020	390
2021	368
Thereafter	1,933
Total	$ 3,999